Shortterm and longterm investments	12 Months Ended
Dec. 31, 2025
ZHEJIANG TIANLAN [Member]
Short-term and long-term investments
8.	Short-term and long-term investments

The Group’s short-term investments consist of wealth management products and long-term investments consist of minority ownership interests in RMB99,062,000 (2024:53,292,000) limited liability company, generally from private equity arrangements. These investments are carried under the equity method of accounting, with changes in the carrying value reported as realized gains or losses in the consolidated financial statements.